Incorporated herein by reference is a supplement to the prospectus of MFS North Carolina Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 2-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 8, 2012 (SEC Accession No. 0000912938-12-000411).